Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Upright Investments Trust
Entity Central Index Key	0001058587
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Upright Growth Fund
Shareholder Report [Line Items]
Fund Name	UPRIGHT GROWTH FUND
Class Name	Upright Growth Fund
Trading Symbol	UPUPX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Upright Growth Fund – UPUPX (the “Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund on the SEC website at http://www.sec.gov. You can also request this information by contacting us at 1-973-533-1818.
Additional Information Phone Number	1-973-533-1818
Additional Information Website	http://www.sec.gov
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Upright Growth Fund	$360	3.21%

*Annualized

Expenses Paid, Amount	$ 360
Expense Ratio, Percent	3.21%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Average Annual Return [Table Text Block]	AVERAGE ANNUAL RETURNS
	1 Year	5 Years	10 Years	Ending Value
Upright Growth Fund	24.07%	22.70%	0.96%	$10,999
S&P 500 Index	36.33%	15.94%	13.35%	$35,064

Net Assets	$ 20,601,668
Holdings Count | Holdings	30
Advisory Fees Paid, Amount	$ 286,098
Investment Company, Portfolio Turnover	0.65%
Additional Fund Statistics [Text Block]	Fund statistics
			ADVISORY FEES
NET ASSETS:	PORTFOLIO HOLDINGS:	PORTFOLIO TURNOVER:	PAID BY FUND:
$20,601,668	30	0.65%	$286,098

Largest Holdings [Text Block]

top ten holdings (% OF NET ASSETS)

1.	Apple, Inc.	28.05%
2.	Himax Technologies, Inc. ADR	19.79%
3.	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	14.33%
4.	Morgan Stanley Institutional Liquidity Fund Government Portfolio	8.52%
5.	Teva Pharmaceutical Industries Ltd. ADR	5.78%
6.	Silicon Motion Technology Corp. ADR	3.83%
7.	AbbVie, Inc.	2.30%
8.	Direxion Daily Dow Jones Internet Bull 3X Shares	1.63%
9.	Alphabet, Inc. Class C	1.62%
10.	Fidelity Institutional Money Market - Treasury Portfolio Class III	1.52%
	Total % of Net Assets	87.37%

Material Fund Change [Text Block]	How has the fund changed The Fund has not had any material changes during the year ended September 30, 2024.
Updated Prospectus Phone Number	1-973-533-1818
Updated Prospectus Web Address	http://www.sec.gov
Upright Growth & Income Fund
Shareholder Report [Line Items]
Fund Name	UPRIGHT GROWTH & INCOME FUND
Class Name	Upright Growth & Income
Trading Symbol	UPDDX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Upright Growth & Income – UPDDX (the “Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund on the SEC website at http://www.sec.gov. You can also request this information by contacting us at 1-973-533-1818.
Additional Information Phone Number	1-973-533-1818
Additional Information Website	http://www.sec.gov
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Upright Growth & Income Fund	$373	2.90%

*Annualized

Expenses Paid, Amount	$ 373
Expense Ratio, Percent	2.90%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Average Annual Return [Table Text Block]

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	Since Inception*	Ending Value
Upright Growth & Income Fund	57.35%	21.74%	9.27%	$18,552
Dow Jones US Total Stock Market Index	35.22%	15.11%	13.46%	$24,139
Bloomberg Barclays US Gov't/Credit Index	11.31%	0.41%	1.64%	$11,203

Net Assets	$ 3,024,499
Holdings Count | Holdings	34
Advisory Fees Paid, Amount	$ 38,466
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund statistics
			ADVISORY FEES
NET ASSETS:	PORTFOLIO HOLDINGS:	PORTFOLIO TURNOVER:	PAID BY FUND:
$3,024,499	34	0.00%	$38,466

Largest Holdings [Text Block]

top ten holdings (% OF NET ASSETS)

1.	NVIDIA Corp.	24.09%
2.	Himax Technologies, Inc. ADR	9.09%
3.	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5.74%
4.	Direxion Financial Bull 3X Shares	5.58%
5.	Direxion Daily Dow Jones Internet Bull 3X Shares	5.54%
6.	Teva Pharmaceutical Industries Ltd. ADR	4.17%
7.	AbbVie, Inc.	3.92%
8.	Direxion Daily Semiconductor Bull 3X Shares	3.64%
9.	Tapestry, Inc.	3.57%
10.	The Goldman Sachs Group, Inc.	3.28%
	Total % of Net Assets	68.62%

Material Fund Change [Text Block]	How has the fund changed The Fund has not had any material changes during the year ended September 30, 2024.
Updated Prospectus Phone Number	1-973-533-1818
Updated Prospectus Web Address	http://www.sec.gov
Upright Assets Allocation Plus Fund
Shareholder Report [Line Items]
Fund Name	UPRIGHT ASSETS ALLOCATION PLUS FUND
Class Name	Upright Assets Allocation Plus Fund
Trading Symbol	UPAAX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Upright Assets Allocation Plus Fund – UPAAX (the “Fund”) for the period October 1, 2023 to September 30, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund on the SEC website at http://www.sec.gov. You can also request this information by contacting us at 1-973-533-1818.
Additional Information Phone Number	1-973-533-1818
Additional Information Website	http://www.sec.gov
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Upright Assets Allocation Plus Fund	$327	2.72%

*Annualized

Expenses Paid, Amount	$ 327
Expense Ratio, Percent	2.72%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Average Annual Return [Table Text Block]

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	Since Inception*	Ending Value
Upright Assets Allocation Plus Fund	40.67%	15.56%	4.51%	$13,603
Dow Jones Moderate US Portfolio Index	21.46%	8.00%	7.65%	$16,729
Bloomberg Barclays US Gov't/Credit Index	11.31%	0.41%	1.64%	$11,203

Net Assets	$ 2,345,189
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 27,096
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund statistics
			ADVISORY FEES
NET ASSETS:	PORTFOLIO HOLDINGS:	PORTFOLIO TURNOVER:	PAID BY FUND:
$2,345,189	35	0.00%	$27,096

Largest Holdings [Text Block]

top ten holdings (% OF NET ASSETS)

1.	Direxion Daily S&P 500 Bull 3X Shares	10.49%
2.	Himax Technologies, Inc. ADR	9.38%
3.	Direxion Daily Dow Jones Internet Bull 3X Shares	7.94%
4.	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7.41%
5.	ProShares UltraPro QQQ ETF	6.18%
6.	Direxion Financial Bull 3X Shares	6.09%
7.	Silicon Motion Technology Corp. ADR	5.18%
8.	Direxion Small Cap Bull 3X Shares	4.73%
9.	Direxion Daily Semiconductor Bull 3X Shares	4.69%
10.	AbbVie, Inc.	4.21%
	Total % of Net Assets	66.30%

Material Fund Change [Text Block]	How has the fund changed The Fund has not had any material changes during the year ended September 30, 2024.
Updated Prospectus Phone Number	1-973-533-1818
Updated Prospectus Web Address	http://www.sec.gov